SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 82,131	$ 157,734	$ 431,483
Total Inventories	$ 82,131	157,734	431,483
Reserve for excess and obsolete inventory